Note 28 - Financial Instruments	12 Months Ended
Mar. 31, 2018
Statement Line Items [Line Items]
Disclosure of financial instruments [text block]
28	FINANCIAL INSTRUMENTS

Capital Risk Management

The Group manages its capital to ensure that entities in the Group will be able to continue operating as a going concern while maximizing shareholder returns. The capital structure of the Group consists of cash and cash equivalents, marketable securities, and equity attributable to equity holders of the parent, comprising issued capital, reserves and retained earnings. The Group’s overall strategy remains unchanged from the prior year. The Group finances its operations through a combination of retained profits and interest received on bank accounts. Management maintains its capital structure and makes adjustments as necessary in light of changes in the economic environment and strategic objectives of the Group, ensuring that there are sufficient liquid resources available to take advantage of opportunities as they arise.

The Group’s capital risk management policies are unchanged from prior year. The Group is not
subject to externally imposed capital requirements.

Categories of financial instrument:

	AS OF MARCH 31, 2018 $000’s	AS OF MARCH 31, 2017 $000’s
Financial assets
Loans and receivables:
Cash and cash equivalents	37,331	19,338
Trade receivables	84,793	41,470
Restricted cash and other receivables	40,296	6,439
Available-for-sale:
Marketable securities	—	55,866
Financial assets	162,420	123,113
Financial liabilities (amortized cost):
Provisions	(1,186)	(2,409)
Borrowings	(9,461)	—
Term loan	(35,000)	—
Trade and other payables	(78,045)	(42,343)
Financial liabilities	(123,692)	(44,752)

Financial Risk Management

Management is responsible for monitoring and managing the financial risks relating to the operations of the Group, which include credit risk, market risk arising from interest rate risk and currency risk, and liquidity risk. The Board of Directors and the Audit Committee review and approve the internal policies for managing each of these risks as summarized below. The Group is not
subject to any externally imposed capital requirements.

The Group’s financial function provides services to the business, monitors and manages the financial risks relating to the operations of the Group. These risks (together with the related risk management policy) include:

Credit Risk

Credit risk refers to the risk that a counterparty will default on its contractual obligations resulting in financial loss to the Group. The Group’s credit risk is primarily with cash and cash equivalents and amounts owing from customers. The Group’s principal financial assets are cash and cash equivalents, trade and other receivables.

One customer represents
18.48%
of revenue in the year (
2017:
one
customer represented
23.62%
of revenue). This is
not
considered indicative of a high credit risk as the customer in question has a history with the Company and a positive credit rating. The Group does not
have any significant credit risk exposure to any single counterparty or any group of counterparties having similar characteristics. The Group defines counterparties as having similar characteristics if they are related entities.

Concentration of credit risk did
not
exceed
7%
of gross monetary assets at any time during the year (
2017:
16%
). Before accepting any new customer, the Group uses an external credit rating system to assess the potential customer’s credit quality. All customers have credit limits set by credit managers and are subject to standard terms of payment. The Group has adopted a policy of only dealing with counterparties that are considered to be creditworthy by management, having completed various credit checks.

The risk of default from a financial institution is considered limited because counterparties are a number of different banks with high credit ratings assigned by international credit-rating agencies, which range from A to AA.

The carrying amount of financial assets recorded in the financial statements, which is net of impairment losses, represents the Group’s maximum exposure to credit risk.

Market Risk (including Interest Rate Risk and Currency Risk)

Interest rate risk

The Group has loans and borrowings outside finance leases and however, the Directors are satisfied that interest rate risk is limited.

Currency risk

The Group does
not
enter into or trade financial instruments, including derivative financial instruments, for any purpose. The Group maintains the majority of its cash in U.S. Dollars as a natural hedge, in line with our revenue and costs which are predominantly US-based.

The Group’s activities expose it primarily to the financial risks of changes in foreign currency exchange rates as it undertakes certain transactions denominated in foreign currencies. The Group’s presentational currency is U.S. Dollars and the Company’s functional currency is Sterling. The Group operates subsidiaries primarily in the US, UK and Canada and as a result cash is held predominantly in Sterling, Canadian Dollars and U.S. Dollars. The Group holds its funds in several different financial institutions.

The following table details the Group’s sensitivity to a
20%
increase and decrease in the functional currency of the entity against the relevant foreign currencies.
20%
is the sensitivity rate used (
2017:
20%
) when reporting foreign currency risk internally to key management personnel and represents management’s assessment of the reasonably possible change in foreign exchange rates. The sensitivity includes outstanding foreign currency denominated monetary items and adjusts their translation at the year-end for a
20%
change (
2017:
20%
) in foreign currency rates. The sensitivity analysis includes loans to foreign operations within the Group where the denomination of the loan is in a currency other than the currency of the lender or the borrower. A negative number indicates a decrease in profit and other equity where the foreign currencies weaken
20%
against the U.S. Dollar. For a
20%
strengthening of the foreign currencies against the U.S. Dollar there would be an equal and opposite impact on the profit and other equity and the negative balances below would be positive.

	2018 $000’ s	2017 $000’ s
Cash and cash equivalents	(1,545)	(308)
Trade and other receivables	(4,370)	(111)
Trade and other payables	2,986	676

No
sensitivity has been performed on a change in interest rates, as the impact of interest rate risk is so low.

Liquidity risk

The Group seeks to manage financial risk to ensure sufficient liquidity is available to meet foreseeable needs and to invest cash safely and profitably by maintaining adequate reserves and cash on hand by continuously monitoring forecast and actual cash flows and by matching the maturity profiles of financial assets and liabilities. The Group reviews its cash flow requirements on a monthly basis, to ensure that it maintains adequate cash reserves, diversifying its cash accounts across several banking institutions and constantly monitoring forecast and actual cash flows.

The fair value of all of the Group’s financial instruments is derived from inputs other than unadjusted quoted prices that are observable for the asset or liability, either directly or indirectly. The carrying amount of financial assets and financial liabilities recorded at amortized cost in the financial statements approximate their fair values. Therefore there is no
difference between the carrying value and fair value of the above financial assets and liabilities.

Fair Value of Assets and Liabilities

The Group has assets and liabilities that have been fair valued, on a non-recurring basis, which have arisen through the acquisitions in the previous years.

The only asset carried at fair value is marketable securities which represent the Group’s investments in corporate bonds, commercial papers, government bonds, collateralized securities and certificates of deposit. These are valued using both level
1
and level
2
inputs. There are
no
marketable securities as of
March 31, 2018.

Level
1
financial assets are valued using quoted prices in active markets for identical assets. Level
2
financial assets are valued by an external specialist based upon net asset value per unit of the collective assets in the pooled fund.